Other Comprehensive Income (Loss) - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative	¥ 52,369	¥ 51,307	¥ 50,051
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	9,228	21,915	40,026
Income taxes	(5,331)	(8,473)	(16,941)
NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION	3,834	13,174	23,012
Total amount reclassified	(2)
Pension liability adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified	(2)
Amount reclassified from accumulated other comprehensive income (loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified	(2)
Amount reclassified from accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative	(3)
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	(3)
Income taxes	1
NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION	¥ (2)